N-2	Mar. 09, 2023
Cover [Abstract]
Entity Central Index Key	0000846617
Amendment Flag	false
Securities Act File Number	001-34096
Document Type	8-K
Entity Registrant Name	DIME COMMUNITY BANCSHARES, INC.
Entity Address, Address Line One	898 Veterans Memorial Highway, Suite 560
Entity Address, City or Town	Hauppauge
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11788
City Area Code	631
Local Phone Number	537-1000
Entity Emerging Growth Company	false